Remeasurement Items affecting operating profit - Assumptions (Details)	12 Months Ended
	Jun. 30, 2021 R / $ R / T $ / bbl $ / kJ $ / gal	Jun. 30, 2020 R / $ $ / gal $ / kJ R / T $ / bbl	Jun. 30, 2019 R / $ $ / kJ $ / bbl R / T $ / gal
Impairment assumptions
Long-term average crude oil price (Brent) (in USD/bbl)	70.09	59.69	71.17
Long-term average ethane price (nominal) (in US$/gal) | $ / gal	0.3718	0.3279	0.3904
Long-term average ammonia price (in Rand/ton) | R / T	5,297.00	4,664.32	4,258.54
Long-term average refining margin (nominal)	9.67	9.43	10.16
Long-term average exchange rate (R/US$) | R / $	14.57	15.20	14.29
Future oil price period (in years)	5 years	5 years	5 years
Future ammonia price period (in years)	5 years	5 years	5 years
Future exchange rate period (in years)	5 years	5 years	5 years
Future ethane price period (in years)	10 years	10 years	10 years
Minimum
Impairment assumptions
Period over which management has projected cash flows	5 years
South Africa
Impairment assumptions
Long-term average Southern African gas purchase price (real) | $ / kJ	0.0841	0.0710	0.0486
Growth rate - long-term producer price index	5.50%	5.50%	5.50%
Weighted average cost of capital	14.03%	14.22%	13.12%
United States
Impairment assumptions
Growth rate - long-term producer price index	2.00%	2.00%	2.00%
Weighted average cost of capital	7.70%	7.66%	7.18%
Europe
Impairment assumptions
Growth rate - long-term producer price index	2.00%	2.00%	2.00%
Europe | Minimum
Impairment assumptions
Weighted average cost of capital	7.70%	7.66%	7.18%
Europe | Maximum
Impairment assumptions
Weighted average cost of capital	9.05%	9.79%	9.48%